INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 3,959	$ 3,816
Impairment	(723)	(54)
Translation adjustment	(567)	197
Additional recognition, goodwill	13
Goodwill at end of period	2,682	3,959
Russia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	2,265	2,018
Impairment	(723)	0
Translation adjustment	(424)	247
Additional recognition, goodwill	13
Goodwill at end of period	1,131	2,265
Algeria
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	1,167	1,176
Impairment	0	0
Translation adjustment	(114)	(9)
Additional recognition, goodwill	0
Goodwill at end of period	1,053	1,167
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	335	371
Impairment	0	0
Translation adjustment	(11)	(36)
Additional recognition, goodwill	0
Goodwill at end of period	324	335
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	154	153
Impairment	0	0
Translation adjustment	(14)	1
Additional recognition, goodwill	0
Goodwill at end of period	140	154
Kyrgyzstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	54
Impairment		(54)
Translation adjustment		0
Goodwill at end of period		0
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	38	44
Impairment	0	0
Translation adjustment	(4)	(6)
Additional recognition, goodwill	0
Goodwill at end of period	$ 34	$ 38